INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of inventories

	December 31,
	2014	2013
	U.S. dollars in thousands
Raw materials	2,070	2,387
Work in process	9	282
Finished goods and spare parts	15,547	8,685
Total	17,626	11,354